Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Fidelity® Series 1000 Value Index Fund, Fidelity Series Blue Chip Growth Fund, Fidelity Series Growth Company Fund, and Fidelity Series Small Cap Discovery Fund have been added to the selection of underlying funds. Each Fidelity Freedom Fund is expected to cease its investments in Fidelity Blue Chip Growth Fund, Fidelity Growth Company Fund, Fidelity Series Large Cap Value Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund over time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Funds took effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, Strategic Advisers replaced the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

FF-14-02  January 17, 2014
1.708110.162

The following information replaces similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

The following information supplements similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2000).

The following information supplements similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual fund operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 31.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 37.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual fund operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 43.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section beginning on page 45 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expensesB	0.79%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 49.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section beginning on page 51 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 55.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section beginning on page 57 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 61.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section beginning on page 63 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 67.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section beginning on page 69 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 73.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section beginning on page 75 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 79.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" beginning on page 81.

Strategic Advisers allocates the assets of each Fidelity Freedom Fund (Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, and Fidelity Freedom 2055 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom 2000 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 1998	Fidelity Freedom Income Fund
1998 - 2002	Fidelity Freedom 2000 Fund
2003 - 2007	Fidelity Freedom 2005 Fund
2008 - 2012	Fidelity Freedom 2010 Fund
2013 - 2017	Fidelity Freedom 2015 Fund
2018 - 2022	Fidelity Freedom 2020 Fund
2023 - 2027	Fidelity Freedom 2025 Fund
2028 - 2032	Fidelity Freedom 2030 Fund
2033 - 2037	Fidelity Freedom 2035 Fund
2038 - 2042	Fidelity Freedom 2040 Fund
2043 - 2047	Fidelity Freedom 2045 Fund
2048 - 2052	Fidelity Freedom 2050 Fund
2053 - 2057	Fidelity Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 86.

The following chart illustrates how each Fidelity Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Fund with a target retirement date matches Fidelity Freedom Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 87.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Blue Chip Growth Fund seeks growth of capital over the long term.

The Adviser normally invests the fund's assets primarily in common stocks of well-known and established companies.

The Adviser normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® Index or the DJIASM, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Growth Company Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 90.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 92.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Features and Policies" on page 121.

Combination with Fidelity Freedom Income Fund. Each Fidelity Freedom Fund may be combined with Fidelity Freedom Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Fidelity Freedom Fund of the combination and any tax consequences.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 123.

Each Fidelity Freedom Fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 125.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Fidelity® Series 1000 Value Index Fund, Fidelity Series Blue Chip Growth Fund, Fidelity Series Growth Company Fund, and Fidelity Series Small Cap Discovery Fund have been added to the selection of underlying funds. Each Fidelity Freedom Fund is expected to cease its investments in Fidelity Blue Chip Growth Fund, Fidelity Growth Company Fund, Fidelity Series Large Cap Value Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund over time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Funds took effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, Strategic Advisers replaced the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

FF-14-02L  January 17, 2014
1.808379.132

The following information supplements similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2000).

The following information supplements similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual fund operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 14.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section beginning on page 16 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 18.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section beginning on page 19 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 21.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section beginning on page 22 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual fund operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 24.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section beginning on page 25 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expensesB	0.79%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 27.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section beginning on page 28 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 30.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section beginning on page 31 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 33.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section beginning on page 34 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 36.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section beginning on page 37 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 39.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section beginning on page 40 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 42.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 43.

Strategic Advisers allocates the assets of each Fidelity Freedom Fund (Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, and Fidelity Freedom 2055 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom 2000 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 1998	Fidelity Freedom Income Fund
1998 - 2002	Fidelity Freedom 2000 Fund
2003 - 2007	Fidelity Freedom 2005 Fund
2008 - 2012	Fidelity Freedom 2010 Fund
2013 - 2017	Fidelity Freedom 2015 Fund
2018 - 2022	Fidelity Freedom 2020 Fund
2023 - 2027	Fidelity Freedom 2025 Fund
2028 - 2032	Fidelity Freedom 2030 Fund
2033 - 2037	Fidelity Freedom 2035 Fund
2038 - 2042	Fidelity Freedom 2040 Fund
2043 - 2047	Fidelity Freedom 2045 Fund
2048 - 2052	Fidelity Freedom 2050 Fund
2053 - 2057	Fidelity Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 45.

The following chart illustrates how each Fidelity Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Fund with a target retirement date matches Fidelity Freedom Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 45.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Blue Chip Growth Fund seeks growth of capital over the long term.

The Adviser normally invests the fund's assets primarily in common stocks of well-known and established companies.

The Adviser normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® Index or the DJIASM, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Growth Company Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 47.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 48.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Features and Policies" on page 63.

Combination with Fidelity Freedom Income Fund. Each Fidelity Freedom Fund may be combined with Fidelity Freedom Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Fidelity Freedom Fund of the combination and any tax consequences.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 64.

Each Fidelity Freedom Fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 65.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Fidelity Advisor® Series Growth Opportunities Fund, Fidelity Advisor Series Small Cap Fund, and Fidelity® Series 1000 Value Index Fund have been added to the selection of underlying funds. Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Growth & Income Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Small Cap Fund, and Fidelity Series Large Cap Value Fund over time. Effective August 1, 2013, Fidelity Advisor Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Advisor Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Advisor Freedom Funds took effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, Strategic Advisers replaced the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%	0.51%
Total annual operating expensesB	0.76%	1.01%	1.51%	1.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 648	$ 648	$ 449	$ 449	$ 654	$ 154	$ 254	$ 154
3 years	$ 804	$ 804	$ 660	$ 660	$ 777	$ 477	$ 477	$ 477
5 years	$ 973	$ 973	$ 888	$ 888	$ 1,024	$ 824	$ 824	$ 824
10 years	$ 1,463	$ 1,463	$ 1,543	$ 1,543	$ 1,504	$ 1,504	$ 1,802	$ 1,802

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

AFF-14-01  January 17, 2014
1.790697.143

The following information supplements similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section beginning on page 7 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%	0.58%
Total annual operating expensesB	0.83%	1.08%	1.58%	1.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 655	$ 655	$ 456	$ 456	$ 661	$ 161	$ 261	$ 161
3 years	$ 825	$ 825	$ 681	$ 681	$ 799	$ 499	$ 499	$ 499
5 years	$ 1,009	$ 1,009	$ 925	$ 925	$ 1,060	$ 860	$ 860	$ 860
10 years	$ 1,541	$ 1,541	$ 1,621	$ 1,621	$ 1,582	$ 1,582	$ 1,878	$ 1,878

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 9.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section beginning on page 11 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.62%	0.62%	0.62%	0.62%
Total annual operating expensesB	0.87%	1.12%	1.62%	1.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 659	$ 659	$ 460	$ 460	$ 665	$ 165	$ 265	$ 165
3 years	$ 837	$ 837	$ 694	$ 694	$ 811	$ 511	$ 511	$ 511
5 years	$ 1,029	$ 1,029	$ 945	$ 945	$ 1,081	$ 881	$ 881	$ 881
10 years	$ 1,586	$ 1,586	$ 1,665	$ 1,665	$ 1,627	$ 1,627	$ 1,922	$ 1,922

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.66%	0.66%	0.66%	0.66%
Total annual operating expensesB	0.91%	1.16%	1.66%	1.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 663	$ 663	$ 464	$ 464	$ 669	$ 169	$ 269	$ 169
3 years	$ 848	$ 848	$ 706	$ 706	$ 823	$ 523	$ 523	$ 523
5 years	$ 1,050	$ 1,050	$ 966	$ 966	$ 1,102	$ 902	$ 902	$ 902
10 years	$ 1,630	$ 1,630	$ 1,710	$ 1,710	$ 1,672	$ 1,672	$ 1,965	$ 1,965

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 17.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section beginning on page 19 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.69%	0.69%	0.69%	0.69%
Total annual operating expensesB	0.94%	1.19%	1.69%	1.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 467	$ 467	$ 672	$ 172	$ 272	$ 172
3 years	$ 857	$ 857	$ 715	$ 715	$ 833	$ 533	$ 533	$ 533
5 years	$ 1,065	$ 1,065	$ 981	$ 981	$ 1,118	$ 918	$ 918	$ 918
10 years	$ 1,663	$ 1,663	$ 1,743	$ 1,743	$ 1,705	$ 1,705	$ 1,998	$ 1,998

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 21.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.73%	0.73%	0.73%	0.73%
Total annual operating expensesB	0.98%	1.23%	1.73%	1.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 669	$ 669	$ 471	$ 471	$ 676	$ 176	$ 276	$ 176
3 years	$ 869	$ 869	$ 727	$ 727	$ 845	$ 545	$ 545	$ 545
5 years	$ 1,086	$ 1,086	$ 1,002	$ 1,002	$ 1,139	$ 939	$ 939	$ 939
10 years	$ 1,707	$ 1,707	$ 1,787	$ 1,787	$ 1,749	$ 1,749	$ 2,041	$ 2,041

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.78%	0.78%	0.78%	0.78%
Total annual operating expensesB	1.03%	1.28%	1.78%	1.78%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 674	$ 674	$ 476	$ 476	$ 681	$ 181	$ 281	$ 181
3 years	$ 884	$ 884	$ 742	$ 742	$ 860	$ 560	$ 560	$ 560
5 years	$ 1,111	$ 1,111	$ 1,028	$ 1,028	$ 1,164	$ 964	$ 964	$ 964
10 years	$ 1,762	$ 1,762	$ 1,841	$ 1,841	$ 1,804	$ 1,804	$ 2,095	$ 2,095

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 29.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section beginning on page 31 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.80%	0.80%	0.80%	0.80%
Total annual operating expensesB	1.05%	1.30%	1.80%	1.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826	$ 1,826	$ 2,116	$ 2,116

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 33.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section beginning on page 35 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.80%	0.80%	0.80%	0.80%
Total annual operating expensesB	1.05%	1.30%	1.80%	1.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826	$ 1,826	$ 2,116	$ 2,116

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 37.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 684	$ 184	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 869	$ 569	$ 569	$ 569
5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 1,180	$ 980	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,837	$ 1,837	$ 2,127	$ 2,127

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 41.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section beginning on page 43 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 684	$ 184	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 869	$ 569	$ 569	$ 569
5 years	$ 1,126	$ 1.126	$ 1,043	$ 1,043	$ 1,180	$ 980	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,837	$ 1,837	$ 2,127	$ 2,127

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 45.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section beginning on page 47 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 569	$ 569
5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 2,127	$ 2,127

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 49.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 51.

Strategic Advisers allocates the assets of each Fidelity Advisor Freedom Fund (Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, and Fidelity Advisor Freedom 2055 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Advisor Freedom 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Advisor Freedom 2005 Fund, which has reached its target retirement year, has a relatively conservative target asset allocation, with less than half of its assets invested in domestic equity and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate Fidelity Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 2003	Fidelity Advisor Freedom Income Fund
2003 - 2007	Fidelity Advisor Freedom 2005 Fund
2008 - 2012	Fidelity Advisor Freedom 2010 Fund
2013 - 2017	Fidelity Advisor Freedom 2015 Fund
2018 - 2022	Fidelity Advisor Freedom 2020 Fund
2023 - 2027	Fidelity Advisor Freedom 2025 Fund
2028 - 2032	Fidelity Advisor Freedom 2030 Fund
2033 - 2037	Fidelity Advisor Freedom 2035 Fund
2038 - 2042	Fidelity Advisor Freedom 2040 Fund
2043 - 2047	Fidelity Advisor Freedom 2045 Fund
2048 - 2052	Fidelity Advisor Freedom 2050 Fund
2053 - 2057	Fidelity Advisor Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 53.

The following chart illustrates how each Fidelity Advisor Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Advisor Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Advisor Freedom Fund with a target retirement date matches Fidelity Advisor Freedom Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 53.

Fidelity Advisor Series Growth Opportunities Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Small Cap Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Advisor Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 54.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Advisor Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 55.

Fidelity Advisor Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Account Features and Policies" beginning on page 70.

Combination with Fidelity Advisor Freedom Income Fund. Each Fidelity Advisor Freedom Fund may be combined with Fidelity Advisor Freedom Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Fidelity Advisor Freedom Fund of the combination and any tax consequences.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 71.

Each Fidelity Advisor Freedom Fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 73.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Fidelity Advisor® Series Growth Opportunities Fund, Fidelity Advisor® Series Small Cap Fund, and Fidelity® Series 1000 Value Index Fund have been added to the selection of underlying funds. Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Growth & Income Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Small Cap Fund, and Fidelity Series Large Cap Value Fund over time. Effective August 1, 2013, Fidelity Advisor Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Advisor Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Advisor Freedom Funds took effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, Strategic Advisers replaced the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

The following information supplements similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Brett Sumsion (co-manager) has managed the fund since January 2014.

AFFI-14-01  January 17, 2014
1.790698.137

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 14.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 17.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section beginning on page 18 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 20.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.78%
Total annual operating expensesB	0.78%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 80
3 years	$ 249
5 years	$ 433
10 years	$ 966

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 23.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section beginning on page 24 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.80%
Total annual operating expensesB	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 26.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.80%
Total annual operating expensesB	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 29.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section beginning on page 30 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 32.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 35.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 38.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 39.

Strategic Advisers allocates the assets of each Fidelity Advisor Freedom Fund (Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, and Fidelity Advisor Freedom 2055 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Advisor Freedom 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Advisor Freedom 2005 Fund, which has reached its target retirement year, has a relatively conservative target asset allocation, with less than half of its assets invested in domestic equity and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate Fidelity Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 2003	Fidelity Advisor Freedom Income Fund
2003 - 2007	Fidelity Advisor Freedom 2005 Fund
2008 - 2012	Fidelity Advisor Freedom 2010 Fund
2013 - 2017	Fidelity Advisor Freedom 2015 Fund
2018 - 2022	Fidelity Advisor Freedom 2020 Fund
2023 - 2027	Fidelity Advisor Freedom 2025 Fund
2028 - 2032	Fidelity Advisor Freedom 2030 Fund
2033 - 2037	Fidelity Advisor Freedom 2035 Fund
2038 - 2042	Fidelity Advisor Freedom 2040 Fund
2043 - 2047	Fidelity Advisor Freedom 2045 Fund
2048 - 2052	Fidelity Advisor Freedom 2050 Fund
2053 - 2057	Fidelity Advisor Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 41.

The following chart illustrates how each Fidelity Advisor Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Advisor Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Advisor Freedom Fund with a target retirement date matches Fidelity Advisor Freedom Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 41.

Fidelity Advisor Series Growth Opportunities Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Small Cap Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Advisor Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 42.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Advisor Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 43.

Fidelity Advisor Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Account Features and Policies" on page 58.

Combination with Fidelity Advisor Freedom Income Fund. Each Fidelity Advisor Freedom Fund may be combined with Fidelity Advisor Freedom Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Fidelity Advisor Freedom Fund of the combination and any tax consequences.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 59.

Each Fidelity Advisor Freedom Fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 60.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

Supplement to the
Fidelity Freedom® Index Funds -
Class W
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Index Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Index Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Index Funds took effect. On or about September 26, 2013 Strategic Advisers began transitioning fund assets to achieve the desired target allocations. Commensurate with this change, on or about January 1, 2014, Strategic Advisers began utilizing a six asset class composite benchmark (domestic equity, international equity, commodities, bond, treasury inflation protected securities and short-term).

The following information replaces similar information for Fidelity Freedom Index Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.10%
Total annual operating expenses A	0.25%
Fee waiver and/or expense reimbursement B	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Principal Investment Strategies

  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Using an asset allocation among underlying Fidelity Domestic Equity Funds (including commodities), International Equity Funds, Bond Funds (including treasury inflation protected securities) and Short-Term Funds as of March 31, 2013, of approximately:

The following information supplements similar information for Fidelity Freedom Index Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Brett Sumsion (co-manager) has managed the fund since January 2014.

FRX-W-14-01  January 17, 2014
1.923243.105

The following information replaces similar information for Fidelity Freedom Index 2000 Fund found in the "Fund Summary" section beginning on page 7 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.10%
Total annual operating expenses A	0.25%
Fee waiver and/or expense reimbursement B	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2000).

The following information supplements similar information for Fidelity Freedom Index 2000 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 9.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2005 Fund found in the "Fund Summary" section beginning on page 11 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.11%
Total annual operating expenses A	0.26%
Fee waiver and/or expense reimbursement B	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Fidelity Freedom Index 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2010 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.10%
Total annual operating expenses A	0.25%
Fee waiver and/or expense reimbursement B	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Fidelity Freedom Index 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 17.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2015 Fund found in the "Fund Summary" section beginning on page 19 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.10%
Total annual operating expenses A	0.25%
Fee waiver and/or expense reimbursement B	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Fidelity Freedom Index 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 21.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2020 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.10%
Total annual operating expenses A	0.25%
Fee waiver and/or expense reimbursement B	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Fidelity Freedom Index 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2025 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.10%
Total annual operating expenses A	0.25%
Fee waiver and/or expense reimbursement B	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Fidelity Freedom Index 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 29.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2030 Fund found in the "Fund Summary" section beginning on page 31 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.11%
Total annual operating expenses A	0.26%
Fee waiver and/or expense reimbursement B	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Fidelity Freedom Index 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 33.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2035 Fund found in the "Fund Summary" section beginning on page 35 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.11%
Total annual operating expenses A	0.26%
Fee waiver and/or expense reimbursement B	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Fidelity Freedom Index 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 37.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2040 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.12%
Total annual operating expenses A	0.27%
Fee waiver and/or expense reimbursement B	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 115
10 years	$ 307

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Fidelity Freedom Index 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 41.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2045 Fund found in the "Fund Summary" section beginning on page 43 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.12%
Total annual operating expenses A	0.27%
Fee waiver and/or expense reimbursement B	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 115
10 years	$ 307

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Fidelity Freedom Index 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 45.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2050 Fund found in the "Fund Summary" section beginning on page 47 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.12%
Total annual operating expenses A	0.27%
Fee waiver and/or expense reimbursement B	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 115
10 years	$ 307

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Fidelity Freedom Index 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 49.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom Index 2055 Fund found in the "Fund Summary" section beginning on page 51 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.12%
Total annual operating expenses A	0.27%
Fee waiver and/or expense reimbursement B	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 16
3 years	$ 52
5 years	$ 115
10 years	$ 307

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity funds, each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Fidelity Freedom Index 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 53.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 55.

Strategic Advisers allocates the assets of each Fidelity Freedom Index Fund (Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, and Fidelity Freedom Index 2055 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom Index 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom Index 2000 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Index Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 1998	Fidelity Freedom Index Income Fund
1998 - 2002	Fidelity Freedom Index 2000 Fund
2003 - 2007	Fidelity Freedom Index 2005 Fund
2008 - 2012	Fidelity Freedom Index 2010 Fund
2013 - 2017	Fidelity Freedom Index 2015 Fund
2018 - 2022	Fidelity Freedom Index 2020 Fund
2023 - 2027	Fidelity Freedom Index 2025 Fund
2028 - 2032	Fidelity Freedom Index 2030 Fund
2033 - 2037	Fidelity Freedom Index 2035 Fund
2038 - 2042	Fidelity Freedom Index 2040 Fund
2043 - 2047	Fidelity Freedom Index 2045 Fund
2048 - 2052	Fidelity Freedom Index 2050 Fund
2053 - 2057	Fidelity Freedom Index 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 56.

The following chart illustrates how each Fidelity Freedom Index Fund's approximate asset allocation among domestic equity funds (including commodities), international equity funds, bond funds (including treasury inflation protected securities), and short-term funds is expected to change over time. The Fidelity Freedom Index Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Index Fund with a target retirement date matches Fidelity Freedom Index Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom Index Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Index Income Fund.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Account Policies" on page 64.

Combination with Fidelity Freedom Index Income Fund. Each Fidelity Freedom Index Fund may be combined with Fidelity Freedom Index Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Fidelity Freedom Index Fund of the combination and any tax consequences.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 64.

Each Fidelity Freedom Index Fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 65.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

Supplement to the
Fidelity Freedom K® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom K Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom K Fund from time to time. Fidelity® Series 1000 Value Index Fund, Fidelity® Series Blue Chip Growth Fund, Fidelity Series Growth Company Fund, and Fidelity Series Small Cap Discovery Fund have been added to the selection of underlying funds. Each Fidelity Freedom K Fund is expected to cease its investments in Fidelity Blue Chip Growth Fund, Fidelity Growth Company Fund, Fidelity Series Large Cap Value Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund over time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom K Funds took effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, Strategic Advisers replaced the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Freedom K Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.40%
Total annual fund operating expensesB	0.45%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

The following information supplements similar information for Fidelity Freedom K Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Brett Sumsion (co-manager) has managed the fund since January 2014.

FF-K-14-01  January 17, 2014
1.900382.117

The following information replaces similar information for Fidelity Freedom K 2000 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.40%
Total annual fund operating expensesB	0.45%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2000).

The following information supplements similar information for Fidelity Freedom K 2000 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2005 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.45%
Total annual fund operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Fidelity Freedom K 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2010 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.49%
Total annual fund operating expensesB	0.54%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 55
3 years	$ 173
5 years	$ 302
10 years	$ 677

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Fidelity Freedom K 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 14.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2015 Fund found in the "Fund Summary" section beginning on page 16 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.52%
Total annual fund operating expensesB	0.57%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 58
3 years	$ 183
5 years	$ 318
10 years	$ 714

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Fidelity Freedom K 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 18.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2020 Fund found in the "Fund Summary" section beginning on page 20 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.54%
Total annual fund operating expensesB	0.59%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 60
3 years	$ 189
5 years	$ 329
10 years	$ 738

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Fidelity Freedom K 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 22.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2025 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.57%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Fidelity Freedom K 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2030 Fund found in the "Fund Summary" section beginning on page 26 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.67%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 68
3 years	$ 214
5 years	$ 373
10 years	$ 835

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Fidelity Freedom K 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 28.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2035 Fund found in the "Fund Summary" section beginning on page 29 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.68%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Fidelity Freedom K 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 31.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2040 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.68%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Fidelity Freedom K 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 35.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2045 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Fidelity Freedom K 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 38.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2050 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Fidelity Freedom K 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 41.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K 2055 Fund found in the "Fund Summary" section beginning on page 42 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Fidelity Freedom K 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 44.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 45.

Strategic Advisers allocates the assets of each Fidelity Freedom K® Fund (Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, and Fidelity Freedom K® 2055 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom K® 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom K® 2000 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom K® Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 1998	Fidelity Freedom K® Income Fund
1998 - 2002	Fidelity Freedom K® 2000 Fund
2003 - 2007	Fidelity Freedom K® 2005 Fund
2008 - 2012	Fidelity Freedom K® 2010 Fund
2013 - 2017	Fidelity Freedom K® 2015 Fund
2018 - 2022	Fidelity Freedom K® 2020 Fund
2023 - 2027	Fidelity Freedom K® 2025 Fund
2028 - 2032	Fidelity Freedom K® 2030 Fund
2033 - 2037	Fidelity Freedom K® 2035 Fund
2038 - 2042	Fidelity Freedom K® 2040 Fund
2043 - 2047	Fidelity Freedom K® 2045 Fund
2048 - 2052	Fidelity Freedom K® 2050 Fund
2053 - 2057	Fidelity Freedom K® 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 47.

The following chart illustrates how each Fidelity Freedom K® Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom K® Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom K® Fund with a target retirement date matches Fidelity Freedom K® Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom K® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom K® Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 47.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Blue Chip Growth Fund seeks growth of capital over the long term.

The Adviser normally invests the fund's assets primarily in common stocks of well-known and established companies.

The Adviser normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® Index or the DJIASM, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Growth Company Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 49.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 50.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Account Policies" on page 64.

Combination with Fidelity Freedom K® Income Fund. Each Fidelity Freedom K® Fund may be combined with Fidelity Freedom K® Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Fidelity Freedom K® Fund of the combination and any tax consequences.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 64.

Each Fidelity Freedom K® Fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 65.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

Supplement to the
Fidelity® Four-in-One Index Fund
April 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

IDV-14-01  January 17, 2014
1.729987.124